Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MUNICIPAL TRUST
Entity Central Index Key	0000203142
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000096616
Shareholder Report [Line Items]
Fund Name	DWS Short Term Municipal Bond Fund
Class Name	Class A
Trading Symbol	SRMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Short Term Municipal Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.70%

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 3.32% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index returned 4.17% for the same period, while the Fund's additional, more narrowly based indices, the Bloomberg 1-Year General Obligation Index and the Bloomberg 3-Year (2-4) Municipal Bond Index returned 3.06% and 3.64%, respectively.

Prices for short-term municipal bonds were supported over the period by declining yields on the front end of the US Treasury curve and flows into tax-free mutual funds that helped offset higher new issue supply for much of the period. Performance for lower quality issues in the BBB and high yield rating categories was roughly in line with that for higher quality municipals as issuer fundamentals remained stable, supporting credit sentiment broadly. In keeping with US Treasuries, yields declined for shorter maturity municipals while finishing higher on the long end of the curve for the 12 months.

The Fund’s stance with respect to duration and corresponding interest rate sensitivity proved additive to performance relative to the Bloomberg 1-Year General Obligation Index while detracting vs. the Bloomberg 3-Year (2–4) Municipal Bond Index. In sector terms, overweight allocations to prepaid gas and senior living bonds aided performance. Finally, an overweight to taxable municipal issues contributed to relative performance.

On the downside, positioning along the municipal yield curve was a modest detractor. Specifically, an overweight to the 2-year range and underweight to maturities of 3 years and longer weighed on return as the municipal curve flattened between 2 and 5 years. Security selection within the mass transit sector also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index	Bloomberg 1-Year General Obligation Index	Bloomberg 3-Year (2-4) Municipal Bond Index
'15	$9,775	$10,000	$10,000	$10,000
'15	$9,775	$10,040	$9,989	$9,979
'15	$9,774	$10,110	$9,985	$9,974
'16	$9,821	$10,231	$10,019	$10,037
'16	$9,831	$10,247	$10,034	$10,075
'16	$9,821	$10,279	$10,018	$10,050
'16	$9,840	$10,355	$10,031	$10,075
'16	$9,830	$10,383	$10,035	$10,067
'16	$9,868	$10,548	$10,051	$10,119
'16	$9,877	$10,555	$10,069	$10,148
'16	$9,877	$10,569	$10,051	$10,135
'16	$9,858	$10,516	$10,031	$10,093
'16	$9,839	$10,406	$10,036	$10,082
'16	$9,742	$10,018	$9,987	$9,953
'16	$9,761	$10,135	$10,009	$9,981
'17	$9,799	$10,202	$10,048	$10,053
'17	$9,830	$10,273	$10,079	$10,111
'17	$9,830	$10,295	$10,082	$10,108
'17	$9,860	$10,370	$10,098	$10,138
'17	$9,910	$10,535	$10,117	$10,193
'17	$9,892	$10,497	$10,105	$10,162
'17	$9,912	$10,582	$10,134	$10,207
'17	$9,943	$10,662	$10,154	$10,250
'17	$9,914	$10,608	$10,142	$10,216
'17	$9,905	$10,634	$10,143	$10,213
'17	$9,858	$10,577	$10,093	$10,115
'17	$9,869	$10,688	$10,099	$10,137
'18	$9,871	$10,562	$10,131	$10,152
'18	$9,865	$10,530	$10,145	$10,156
'18	$9,869	$10,569	$10,139	$10,149
'18	$9,854	$10,531	$10,129	$10,119
'18	$9,898	$10,652	$10,165	$10,174
'18	$9,913	$10,661	$10,200	$10,214
'18	$9,937	$10,687	$10,222	$10,247
'18	$9,942	$10,714	$10,219	$10,244
'18	$9,918	$10,645	$10,199	$10,202
'18	$9,903	$10,579	$10,207	$10,196
'18	$9,938	$10,697	$10,240	$10,249
'18	$9,983	$10,825	$10,280	$10,316
'19	$10,028	$10,906	$10,313	$10,374
'19	$10,063	$10,965	$10,336	$10,407
'19	$10,115	$11,138	$10,364	$10,453
'19	$10,129	$11,180	$10,371	$10,453
'19	$10,182	$11,334	$10,411	$10,521
'19	$10,215	$11,376	$10,442	$10,570
'19	$10,257	$11,468	$10,473	$10,629
'19	$10,299	$11,649	$10,488	$10,656
'19	$10,261	$11,555	$10,466	$10,602
'19	$10,282	$11,576	$10,497	$10,649
'19	$10,293	$11,605	$10,516	$10,673
'19	$10,311	$11,640	$10,533	$10,695
'20	$10,362	$11,849	$10,572	$10,766
'20	$10,404	$12,002	$10,593	$10,804
'20	$10,222	$11,567	$10,538	$10,655
'20	$10,213	$11,422	$10,554	$10,670
'20	$10,366	$11,785	$10,667	$10,878
'20	$10,418	$11,882	$10,669	$10,899
'20	$10,479	$12,082	$10,694	$10,964
'20	$10,489	$12,025	$10,695	$10,963
'20	$10,499	$12,028	$10,702	$10,976
'20	$10,488	$11,992	$10,693	$10,957
'20	$10,548	$12,173	$10,708	$10,989
'20	$10,572	$12,247	$10,721	$11,012
'21	$10,602	$12,325	$10,742	$11,039
'21	$10,550	$12,129	$10,736	$10,999
'21	$10,558	$12,204	$10,744	$11,028
'21	$10,586	$12,306	$10,753	$11,054
'21	$10,604	$12,343	$10,757	$11,057
'21	$10,612	$12,377	$10,755	$11,058
'21	$10,640	$12,480	$10,770	$11,095
'21	$10,625	$12,434	$10,767	$11,091
'21	$10,590	$12,344	$10,753	$11,067
'21	$10,576	$12,308	$10,751	$11,050
'21	$10,593	$12,413	$10,754	$11,053
'21	$10,594	$12,433	$10,753	$11,057
'22	$10,465	$12,093	$10,680	$10,874
'22	$10,441	$12,049	$10,666	$10,843
'22	$10,302	$11,659	$10,578	$10,663
'22	$10,186	$11,336	$10,539	$10,557
'22	$10,248	$11,505	$10,615	$10,685
'22	$10,218	$11,316	$10,619	$10,675
'22	$10,324	$11,615	$10,679	$10,797
'22	$10,233	$11,361	$10,592	$10,654
'22	$10,080	$10,925	$10,498	$10,463
'22	$10,076	$10,834	$10,514	$10,460
'22	$10,242	$11,340	$10,634	$10,664
'22	$10,262	$11,373	$10,630	$10,681
'23	$10,387	$11,700	$10,723	$10,829
'23	$10,291	$11,435	$10,624	$10,661
'23	$10,397	$11,689	$10,742	$10,826
'23	$10,397	$11,662	$10,710	$10,774
'23	$10,364	$11,561	$10,698	$10,711
'23	$10,418	$11,677	$10,745	$10,777
'23	$10,440	$11,723	$10,767	$10,802
'23	$10,429	$11,554	$10,777	$10,773
'23	$10,365	$11,216	$10,732	$10,667
'23	$10,376	$11,120	$10,760	$10,680
'23	$10,561	$11,826	$10,916	$10,947
'23	$10,671	$12,101	$10,981	$11,051
'24	$10,673	$12,039	$10,974	$11,027
'24	$10,686	$12,055	$10,991	$11,040
'24	$10,699	$12,054	$10,986	$11,021
'24	$10,679	$11,905	$10,984	$10,979
'24	$10,693	$11,870	$11,011	$10,973
'24	$10,772	$12,052	$11,072	$11,060
'24	$10,851	$12,162	$11,143	$11,156
'24	$10,941	$12,258	$11,214	$11,265
'24	$10,988	$12,379	$11,250	$11,324
'24	$10,946	$12,198	$11,214	$11,260
'24	$10,994	$12,409	$11,260	$11,317
'24	$10,975	$12,228	$11,257	$11,277
'25	$11,032	$12,290	$11,315	$11,336
'25	$11,081	$12,412	$11,361	$11,405
'25	$11,072	$12,201	$11,371	$11,391
'25	$11,051	$12,103	$11,353	$11,347
'25	$11,099	$12,111	$11,406	$11,429
'25	$11,171	$12,186	$11,464	$11,511
'25	$11,208	$12,161	$11,519	$11,599
'25	$11,279	$12,267	$11,565	$11,671
'25	$11,317	$12,551	$11,568	$11,686
'25	$11,310	$12,707	$11,558	$11,670

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	3.32%	1.52%	1.47%
Class A Adjusted for the Maximum Sales Charge (max 2.25% load)	1.00%	1.06%	1.24%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg 1-Year General Obligation Index	3.06%	1.57%	1.46%
Bloomberg 3-Year (2-4) Municipal Bond Index	3.64%	1.27%	1.56%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 130,403,979
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 253,396
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	130,403,979
Number of Portfolio Holdings	124
Portfolio Turnover Rate (%)	64
Total Net Advisory Fees Paid ($)	253,396
Modified Duration to Worst	2.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	76%
General Obligation Bonds	13%
Lease Obligations	10%
Variable Rate Demand Notes	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	47%
A	27%
BBB	9%
BB	2%
Not Rated	2%

Top Five State Allocations

Holdings	% of Net Assets
Texas	15%
New York	9%
Michigan	7%
Pennsylvania	7%
California	6%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000096618
Shareholder Report [Line Items]
Fund Name	DWS Short Term Municipal Bond Fund
Class Name	Class C
Trading Symbol	SRMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Short Term Municipal Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$147	1.45%

Gross expense ratio as of the latest prospectus: 1.60%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 2.66% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index returned 4.17% for the same period, while the Fund's additional, more narrowly based indices, the Bloomberg 1-Year General Obligation Index and the Bloomberg 3-Year (2-4) Municipal Bond Index returned 3.06% and 3.64%, respectively.

Prices for short-term municipal bonds were supported over the period by declining yields on the front end of the US Treasury curve and flows into tax-free mutual funds that helped offset higher new issue supply for much of the period. Performance for lower quality issues in the BBB and high yield rating categories was roughly in line with that for higher quality municipals as issuer fundamentals remained stable, supporting credit sentiment broadly. In keeping with US Treasuries, yields declined for shorter maturity municipals while finishing higher on the long end of the curve for the 12 months.

The Fund’s stance with respect to duration and corresponding interest rate sensitivity proved additive to performance relative to the Bloomberg 1-Year General Obligation Index while detracting vs. the Bloomberg 3-Year (2–4) Municipal Bond Index. In sector terms, overweight allocations to prepaid gas and senior living bonds aided performance. Finally, an overweight to taxable municipal issues contributed to relative performance.

On the downside, positioning along the municipal yield curve was a modest detractor. Specifically, an overweight to the 2-year range and underweight to maturities of 3 years and longer weighed on return as the municipal curve flattened between 2 and 5 years. Security selection within the mass transit sector also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg 1-Year General Obligation Index	Bloomberg 3-Year (2-4) Municipal Bond Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$9,993	$10,040	$9,989	$9,979
'15	$9,996	$10,110	$9,985	$9,974
'16	$10,038	$10,231	$10,019	$10,037
'16	$10,042	$10,247	$10,034	$10,075
'16	$10,026	$10,279	$10,018	$10,050
'16	$10,039	$10,355	$10,031	$10,075
'16	$10,022	$10,383	$10,035	$10,067
'16	$10,055	$10,548	$10,051	$10,119
'16	$10,057	$10,555	$10,069	$10,148
'16	$10,041	$10,569	$10,051	$10,135
'16	$10,015	$10,516	$10,031	$10,093
'16	$10,001	$10,406	$10,036	$10,082
'16	$9,896	$10,018	$9,987	$9,953
'16	$9,909	$10,135	$10,009	$9,981
'17	$9,941	$10,202	$10,048	$10,053
'17	$9,957	$10,273	$10,079	$10,111
'17	$9,960	$10,295	$10,082	$10,108
'17	$9,985	$10,370	$10,098	$10,138
'17	$10,019	$10,535	$10,117	$10,193
'17	$9,994	$10,497	$10,105	$10,162
'17	$10,018	$10,582	$10,134	$10,207
'17	$10,033	$10,662	$10,154	$10,250
'17	$10,008	$10,608	$10,142	$10,216
'17	$9,992	$10,634	$10,143	$10,213
'17	$9,938	$10,577	$10,093	$10,115
'17	$9,943	$10,688	$10,099	$10,137
'18	$9,929	$10,562	$10,131	$10,152
'18	$9,928	$10,530	$10,145	$10,156
'18	$9,925	$10,569	$10,139	$10,149
'18	$9,904	$10,531	$10,129	$10,119
'18	$9,942	$10,652	$10,165	$10,174
'18	$9,950	$10,661	$10,200	$10,214
'18	$9,959	$10,687	$10,222	$10,247
'18	$9,957	$10,714	$10,219	$10,244
'18	$9,926	$10,645	$10,199	$10,202
'18	$9,915	$10,579	$10,207	$10,196
'18	$9,945	$10,697	$10,240	$10,249
'18	$9,983	$10,825	$10,280	$10,316
'19	$10,021	$10,906	$10,313	$10,374
'19	$10,050	$10,965	$10,336	$10,407
'19	$10,097	$11,138	$10,364	$10,453
'19	$10,104	$11,180	$10,371	$10,453
'19	$10,150	$11,334	$10,411	$10,521
'19	$10,177	$11,376	$10,442	$10,570
'19	$10,212	$11,468	$10,473	$10,629
'19	$10,237	$11,649	$10,488	$10,656
'19	$10,203	$11,555	$10,466	$10,602
'19	$10,218	$11,576	$10,497	$10,649
'19	$10,222	$11,605	$10,516	$10,673
'19	$10,234	$11,640	$10,533	$10,695
'20	$10,278	$11,849	$10,572	$10,766
'20	$10,313	$12,002	$10,593	$10,804
'20	$10,126	$11,567	$10,538	$10,655
'20	$10,101	$11,422	$10,554	$10,670
'20	$10,246	$11,785	$10,667	$10,878
'20	$10,301	$11,882	$10,669	$10,899
'20	$10,355	$12,082	$10,694	$10,964
'20	$10,348	$12,025	$10,695	$10,963
'20	$10,352	$12,028	$10,702	$10,976
'20	$10,344	$11,992	$10,693	$10,957
'20	$10,397	$12,173	$10,708	$10,989
'20	$10,405	$12,247	$10,721	$11,012
'21	$10,437	$12,325	$10,742	$11,039
'21	$10,370	$12,129	$10,736	$10,999
'21	$10,381	$12,204	$10,744	$11,028
'21	$10,403	$12,306	$10,753	$11,054
'21	$10,414	$12,343	$10,757	$11,057
'21	$10,405	$12,377	$10,755	$11,058
'21	$10,436	$12,480	$10,770	$11,095
'21	$10,415	$12,434	$10,767	$11,091
'21	$10,375	$12,344	$10,753	$11,067
'21	$10,354	$12,308	$10,751	$11,050
'21	$10,365	$12,413	$10,754	$11,053
'21	$10,349	$12,433	$10,753	$11,057
'22	$10,227	$12,093	$10,680	$10,874
'22	$10,188	$12,049	$10,666	$10,843
'22	$10,046	$11,659	$10,578	$10,663
'22	$9,926	$11,336	$10,539	$10,557
'22	$9,980	$11,505	$10,615	$10,685
'22	$9,944	$11,316	$10,619	$10,675
'22	$10,051	$11,615	$10,679	$10,797
'22	$9,946	$11,361	$10,592	$10,654
'22	$9,801	$10,925	$10,498	$10,463
'22	$9,781	$10,834	$10,514	$10,460
'22	$9,936	$11,340	$10,634	$10,664
'22	$9,959	$11,373	$10,630	$10,681
'23	$10,064	$11,700	$10,723	$10,829
'23	$9,976	$11,435	$10,624	$10,661
'23	$10,072	$11,689	$10,742	$10,826
'23	$10,065	$11,662	$10,710	$10,774
'23	$10,028	$11,561	$10,698	$10,711
'23	$10,063	$11,677	$10,745	$10,777
'23	$10,077	$11,723	$10,767	$10,802
'23	$10,061	$11,554	$10,777	$10,773
'23	$9,993	$11,216	$10,732	$10,667
'23	$9,997	$11,120	$10,760	$10,680
'23	$10,180	$11,826	$10,916	$10,947
'23	$10,269	$12,101	$10,981	$11,051
'24	$10,274	$12,039	$10,974	$11,027
'24	$10,281	$12,055	$10,991	$11,040
'24	$10,287	$12,054	$10,986	$11,021
'24	$10,262	$11,905	$10,984	$10,979
'24	$10,268	$11,870	$11,011	$10,973
'24	$10,338	$12,052	$11,072	$11,060
'24	$10,407	$12,162	$11,143	$11,156
'24	$10,487	$12,258	$11,214	$11,265
'24	$10,525	$12,379	$11,250	$11,324
'24	$10,468	$12,198	$11,214	$11,260
'24	$10,518	$12,409	$11,260	$11,317
'24	$10,482	$12,228	$11,257	$11,277
'25	$10,530	$12,290	$11,315	$11,336
'25	$10,581	$12,412	$11,361	$11,405
'25	$10,555	$12,201	$11,371	$11,391
'25	$10,540	$12,103	$11,353	$11,347
'25	$10,579	$12,111	$11,406	$11,429
'25	$10,640	$12,186	$11,464	$11,511
'25	$10,669	$12,161	$11,519	$11,599
'25	$10,719	$12,267	$11,565	$11,671
'25	$10,760	$12,551	$11,568	$11,686
'25	$10,746	$12,707	$11,558	$11,670

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	2.66%	0.77%	0.72%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.66%	0.77%	0.72%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg 1-Year General Obligation Index	3.06%	1.57%	1.46%
Bloomberg 3-Year (2-4) Municipal Bond Index	3.64%	1.27%	1.56%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 130,403,979
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 253,396
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	130,403,979
Number of Portfolio Holdings	124
Portfolio Turnover Rate (%)	64
Total Net Advisory Fees Paid ($)	253,396
Modified Duration to Worst	2.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	76%
General Obligation Bonds	13%
Lease Obligations	10%
Variable Rate Demand Notes	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	47%
A	27%
BBB	9%
BB	2%
Not Rated	2%

Top Five State Allocations

Holdings	% of Net Assets
Texas	15%
New York	9%
Michigan	7%
Pennsylvania	7%
California	6%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000096619
Shareholder Report [Line Items]
Fund Name	DWS Short Term Municipal Bond Fund
Class Name	Class S
Trading Symbol	SRMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Short Term Municipal Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$51	0.50%

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 3.64% for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index returned 4.17% for the same period, while the Fund's additional, more narrowly based indices, the Bloomberg 1-Year General Obligation Index and the Bloomberg 3-Year (2-4) Municipal Bond Index returned 3.06% and 3.64%, respectively.

Prices for short-term municipal bonds were supported over the period by declining yields on the front end of the US Treasury curve and flows into tax-free mutual funds that helped offset higher new issue supply for much of the period. Performance for lower quality issues in the BBB and high yield rating categories was roughly in line with that for higher quality municipals as issuer fundamentals remained stable, supporting credit sentiment broadly. In keeping with US Treasuries, yields declined for shorter maturity municipals while finishing higher on the long end of the curve for the 12 months.

The Fund’s stance with respect to duration and corresponding interest rate sensitivity proved additive to performance relative to the Bloomberg 1-Year General Obligation Index while detracting vs. the Bloomberg 3-Year (2–4) Municipal Bond Index. In sector terms, overweight allocations to prepaid gas and senior living bonds aided performance. Finally, an overweight to taxable municipal issues contributed to relative performance.

On the downside, positioning along the municipal yield curve was a modest detractor. Specifically, an overweight to the 2-year range and underweight to maturities of 3 years and longer weighed on return as the municipal curve flattened between 2 and 5 years. Security selection within the mass transit sector also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg Municipal Bond Index	Bloomberg 1-Year General Obligation Index	Bloomberg 3-Year (2-4) Municipal Bond Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$10,001	$10,040	$9,989	$9,979
'15	$10,011	$10,110	$9,985	$9,974
'16	$10,061	$10,231	$10,019	$10,037
'16	$10,072	$10,247	$10,034	$10,075
'16	$10,063	$10,279	$10,018	$10,050
'16	$10,084	$10,355	$10,031	$10,075
'16	$10,075	$10,383	$10,035	$10,067
'16	$10,115	$10,548	$10,051	$10,119
'16	$10,125	$10,555	$10,069	$10,148
'16	$10,117	$10,569	$10,051	$10,135
'16	$10,108	$10,516	$10,031	$10,093
'16	$10,091	$10,406	$10,036	$10,082
'16	$9,993	$10,018	$9,987	$9,953
'16	$10,013	$10,135	$10,009	$9,981
'17	$10,054	$10,202	$10,048	$10,053
'17	$10,086	$10,273	$10,079	$10,111
'17	$10,087	$10,295	$10,082	$10,108
'17	$10,120	$10,370	$10,098	$10,138
'17	$10,162	$10,535	$10,117	$10,193
'17	$10,155	$10,497	$10,105	$10,162
'17	$10,177	$10,582	$10,134	$10,207
'17	$10,200	$10,662	$10,154	$10,250
'17	$10,182	$10,608	$10,142	$10,216
'17	$10,174	$10,634	$10,143	$10,213
'17	$10,127	$10,577	$10,093	$10,115
'17	$10,139	$10,688	$10,099	$10,137
'18	$10,133	$10,562	$10,131	$10,152
'18	$10,138	$10,530	$10,145	$10,156
'18	$10,142	$10,569	$10,139	$10,149
'18	$10,128	$10,531	$10,129	$10,119
'18	$10,175	$10,652	$10,165	$10,174
'18	$10,192	$10,661	$10,200	$10,214
'18	$10,208	$10,687	$10,222	$10,247
'18	$10,214	$10,714	$10,219	$10,244
'18	$10,190	$10,645	$10,199	$10,202
'18	$10,187	$10,579	$10,207	$10,196
'18	$10,224	$10,697	$10,240	$10,249
'18	$10,272	$10,825	$10,280	$10,316
'19	$10,319	$10,906	$10,313	$10,374
'19	$10,356	$10,965	$10,336	$10,407
'19	$10,412	$11,138	$10,364	$10,453
'19	$10,417	$11,180	$10,371	$10,453
'19	$10,483	$11,334	$10,411	$10,521
'19	$10,518	$11,376	$10,442	$10,570
'19	$10,552	$11,468	$10,473	$10,629
'19	$10,597	$11,649	$10,488	$10,656
'19	$10,569	$11,555	$10,466	$10,602
'19	$10,582	$11,576	$10,497	$10,649
'19	$10,605	$11,605	$10,516	$10,673
'19	$10,614	$11,640	$10,533	$10,695
'20	$10,679	$11,849	$10,572	$10,766
'20	$10,723	$12,002	$10,593	$10,804
'20	$10,537	$11,567	$10,538	$10,655
'20	$10,518	$11,422	$10,554	$10,670
'20	$10,677	$11,785	$10,667	$10,878
'20	$10,743	$11,882	$10,669	$10,899
'20	$10,808	$12,082	$10,694	$10,964
'20	$10,809	$12,025	$10,695	$10,963
'20	$10,820	$12,028	$10,702	$10,976
'20	$10,810	$11,992	$10,693	$10,957
'20	$10,874	$12,173	$10,708	$10,989
'20	$10,900	$12,247	$10,721	$11,012
'21	$10,942	$12,325	$10,742	$11,039
'21	$10,879	$12,129	$10,736	$10,999
'21	$10,899	$12,204	$10,744	$11,028
'21	$10,930	$12,306	$10,753	$11,054
'21	$10,939	$12,343	$10,757	$11,057
'21	$10,949	$12,377	$10,755	$11,058
'21	$10,990	$12,480	$10,770	$11,095
'21	$10,976	$12,434	$10,767	$11,091
'21	$10,941	$12,344	$10,753	$11,067
'21	$10,929	$12,308	$10,751	$11,050
'21	$10,948	$12,413	$10,754	$11,053
'21	$10,939	$12,433	$10,753	$11,057
'22	$10,818	$12,093	$10,680	$10,874
'22	$10,784	$12,049	$10,666	$10,843
'22	$10,642	$11,659	$10,578	$10,663
'22	$10,533	$11,336	$10,539	$10,557
'22	$10,599	$11,505	$10,615	$10,685
'22	$10,569	$11,316	$10,619	$10,675
'22	$10,680	$11,615	$10,679	$10,797
'22	$10,587	$11,361	$10,592	$10,654
'22	$10,430	$10,925	$10,498	$10,463
'22	$10,427	$10,834	$10,514	$10,460
'22	$10,601	$11,340	$10,634	$10,664
'22	$10,622	$11,373	$10,630	$10,681
'23	$10,753	$11,700	$10,723	$10,829
'23	$10,656	$11,435	$10,624	$10,661
'23	$10,766	$11,689	$10,742	$10,826
'23	$10,767	$11,662	$10,710	$10,774
'23	$10,735	$11,561	$10,698	$10,711
'23	$10,781	$11,677	$10,745	$10,777
'23	$10,805	$11,723	$10,767	$10,802
'23	$10,795	$11,554	$10,777	$10,773
'23	$10,741	$11,216	$10,732	$10,667
'23	$10,743	$11,120	$10,760	$10,680
'23	$10,948	$11,826	$10,916	$10,947
'23	$11,052	$12,101	$10,981	$11,051
'24	$11,067	$12,039	$10,974	$11,027
'24	$11,082	$12,055	$10,991	$11,040
'24	$11,098	$12,054	$10,986	$11,021
'24	$11,079	$11,905	$10,984	$10,979
'24	$11,095	$11,870	$11,011	$10,973
'24	$11,179	$12,052	$11,072	$11,060
'24	$11,263	$12,162	$11,143	$11,156
'24	$11,358	$12,258	$11,214	$11,265
'24	$11,409	$12,379	$11,250	$11,324
'24	$11,356	$12,198	$11,214	$11,260
'24	$11,419	$12,409	$11,260	$11,317
'24	$11,389	$12,228	$11,257	$11,277
'25	$11,451	$12,290	$11,315	$11,336
'25	$11,515	$12,412	$11,361	$11,405
'25	$11,496	$12,201	$11,371	$11,391
'25	$11,488	$12,103	$11,353	$11,347
'25	$11,540	$12,111	$11,406	$11,429
'25	$11,616	$12,186	$11,464	$11,511
'25	$11,657	$12,161	$11,519	$11,599
'25	$11,721	$12,267	$11,565	$11,671
'25	$11,763	$12,551	$11,568	$11,686
'25	$11,769	$12,707	$11,558	$11,670

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	3.64%	1.72%	1.64%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg 1-Year General Obligation Index	3.06%	1.57%	1.46%
Bloomberg 3-Year (2-4) Municipal Bond Index	3.64%	1.27%	1.56%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 130,403,979
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 253,396
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	130,403,979
Number of Portfolio Holdings	124
Portfolio Turnover Rate (%)	64
Total Net Advisory Fees Paid ($)	253,396
Modified Duration to Worst	2.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	76%
General Obligation Bonds	13%
Lease Obligations	10%
Variable Rate Demand Notes	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	47%
A	27%
BBB	9%
BB	2%
Not Rated	2%

Top Five State Allocations

Holdings	% of Net Assets
Texas	15%
New York	9%
Michigan	7%
Pennsylvania	7%
California	6%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000096620
Shareholder Report [Line Items]
Fund Name	DWS Short Term Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	MGSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Short Term Municipal Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.45%

Gross expense ratio as of the latest prospectus: 0.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 3.68% for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index returned 4.17% for the same period, while the Fund's additional, more narrowly based indices, the Bloomberg 1-Year General Obligation Index and the Bloomberg 3-Year (2-4) Municipal Bond Index returned 3.06% and 3.64%, respectively.

Prices for short-term municipal bonds were supported over the period by declining yields on the front end of the US Treasury curve and flows into tax-free mutual funds that helped offset higher new issue supply for much of the period. Performance for lower quality issues in the BBB and high yield rating categories was roughly in line with that for higher quality municipals as issuer fundamentals remained stable, supporting credit sentiment broadly. In keeping with US Treasuries, yields declined for shorter maturity municipals while finishing higher on the long end of the curve for the 12 months.

The Fund’s stance with respect to duration and corresponding interest rate sensitivity proved additive to performance relative to the Bloomberg 1-Year General Obligation Index while detracting vs. the Bloomberg 3-Year (2–4) Municipal Bond Index. In sector terms, overweight allocations to prepaid gas and senior living bonds aided performance. Finally, an overweight to taxable municipal issues contributed to relative performance.

On the downside, positioning along the municipal yield curve was a modest detractor. Specifically, an overweight to the 2-year range and underweight to maturities of 3 years and longer weighed on return as the municipal curve flattened between 2 and 5 years. Security selection within the mass transit sector also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg 1-Year General Obligation Index	Bloomberg 3-Year (2-4) Municipal Bond Index
'15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
'15	$1,000,160	$1,003,976	$998,901	$997,934
'15	$1,001,281	$1,011,029	$998,458	$997,378
'16	$1,006,341	$1,023,092	$1,001,899	$1,003,693
'16	$1,007,576	$1,024,701	$1,003,394	$1,007,544
'16	$1,006,770	$1,027,947	$1,001,794	$1,005,025
'16	$1,008,931	$1,035,506	$1,003,085	$1,007,544
'16	$1,008,064	$1,038,307	$1,003,478	$1,006,671
'16	$1,012,193	$1,054,825	$1,005,097	$1,011,907
'16	$1,013,337	$1,055,469	$1,006,914	$1,014,820
'16	$1,013,543	$1,056,893	$1,005,098	$1,013,490
'16	$1,011,803	$1,051,618	$1,003,073	$1,009,329
'16	$1,010,160	$1,040,585	$1,003,610	$1,008,216
'16	$1,000,406	$1,001,776	$998,672	$995,341
'16	$1,002,552	$1,013,537	$1,000,851	$998,141
'17	$1,006,688	$1,020,219	$1,004,757	$1,005,276
'17	$1,010,038	$1,027,303	$1,007,898	$1,011,070
'17	$1,010,228	$1,029,533	$1,008,186	$1,010,796
'17	$1,013,564	$1,037,003	$1,009,816	$1,013,822
'17	$1,018,886	$1,053,461	$1,011,686	$1,019,300
'17	$1,017,273	$1,049,683	$1,010,450	$1,016,217
'17	$1,019,579	$1,058,176	$1,013,422	$1,020,690
'17	$1,022,905	$1,066,229	$1,015,413	$1,025,024
'17	$1,020,208	$1,060,808	$1,014,176	$1,021,602
'17	$1,019,497	$1,063,397	$1,014,298	$1,021,318
'17	$1,014,832	$1,057,703	$1,009,291	$1,011,482
'17	$1,016,192	$1,068,758	$1,009,919	$1,013,734
'18	$1,016,653	$1,056,176	$1,013,054	$1,015,223
'18	$1,016,230	$1,053,020	$1,014,525	$1,015,628
'18	$1,016,782	$1,056,907	$1,013,911	$1,014,877
'18	$1,015,470	$1,053,135	$1,012,943	$1,011,864
'18	$1,020,231	$1,065,195	$1,016,451	$1,017,390
'18	$1,021,976	$1,066,104	$1,019,968	$1,021,418
'18	$1,024,748	$1,068,691	$1,022,230	$1,024,734
'18	$1,025,448	$1,071,436	$1,021,891	$1,024,402
'18	$1,023,126	$1,064,499	$1,019,886	$1,020,237
'18	$1,021,832	$1,057,944	$1,020,656	$1,019,644
'18	$1,025,688	$1,069,654	$1,024,023	$1,024,855
'18	$1,030,552	$1,082,461	$1,027,969	$1,031,579
'19	$1,036,379	$1,090,643	$1,031,254	$1,037,391
'19	$1,039,159	$1,096,483	$1,033,562	$1,040,741
'19	$1,044,824	$1,113,816	$1,036,379	$1,045,339
'19	$1,046,456	$1,118,002	$1,037,083	$1,045,330
'19	$1,052,147	$1,133,415	$1,041,062	$1,052,121
'19	$1,055,765	$1,137,600	$1,044,155	$1,056,951
'19	$1,060,340	$1,146,768	$1,047,283	$1,062,945
'19	$1,064,897	$1,164,857	$1,048,770	$1,065,640
'19	$1,061,161	$1,155,520	$1,046,648	$1,060,210
'19	$1,063,595	$1,157,591	$1,049,749	$1,064,867
'19	$1,064,960	$1,160,486	$1,051,567	$1,067,341
'19	$1,067,046	$1,164,029	$1,053,258	$1,069,464
'20	$1,073,619	$1,184,943	$1,057,150	$1,076,594
'20	$1,077,083	$1,200,223	$1,059,281	$1,080,359
'20	$1,059,540	$1,156,688	$1,053,836	$1,065,547
'20	$1,057,715	$1,142,171	$1,055,444	$1,066,961
'20	$1,073,801	$1,178,505	$1,066,724	$1,087,782
'20	$1,079,430	$1,188,204	$1,066,862	$1,089,895
'20	$1,086,031	$1,208,216	$1,069,377	$1,096,442
'20	$1,087,280	$1,202,547	$1,069,468	$1,096,286
'20	$1,088,525	$1,202,802	$1,070,214	$1,097,624
'20	$1,087,581	$1,199,189	$1,069,252	$1,095,743
'20	$1,094,079	$1,217,286	$1,070,760	$1,098,909
'20	$1,096,830	$1,224,701	$1,072,116	$1,101,194
'21	$1,100,105	$1,232,505	$1,074,178	$1,103,895
'21	$1,094,915	$1,212,922	$1,073,574	$1,099,873
'21	$1,095,983	$1,220,402	$1,074,378	$1,102,813
'21	$1,100,256	$1,230,638	$1,075,277	$1,105,414
'21	$1,101,260	$1,234,310	$1,075,725	$1,105,683
'21	$1,102,335	$1,237,699	$1,075,533	$1,105,759
'21	$1,105,413	$1,247,964	$1,076,971	$1,109,476
'21	$1,104,101	$1,243,384	$1,076,698	$1,109,093
'21	$1,100,665	$1,234,411	$1,075,268	$1,106,713
'21	$1,099,467	$1,230,802	$1,075,054	$1,105,037
'21	$1,101,516	$1,241,280	$1,075,351	$1,105,314
'21	$1,101,824	$1,243,283	$1,075,316	$1,105,652
'22	$1,088,589	$1,209,251	$1,067,987	$1,087,392
'22	$1,086,344	$1,204,919	$1,066,573	$1,084,346
'22	$1,072,157	$1,165,859	$1,057,847	$1,066,321
'22	$1,060,247	$1,133,612	$1,053,894	$1,055,691
'22	$1,066,986	$1,150,452	$1,061,543	$1,068,503
'22	$1,064,007	$1,131,610	$1,061,937	$1,067,467
'22	$1,076,376	$1,161,509	$1,067,926	$1,079,660
'22	$1,066,065	$1,136,053	$1,059,202	$1,065,374
'22	$1,051,385	$1,092,450	$1,049,759	$1,046,314
'22	$1,050,154	$1,083,365	$1,051,445	$1,045,962
'22	$1,067,680	$1,134,038	$1,063,407	$1,066,422
'22	$1,069,942	$1,137,285	$1,062,991	$1,068,123
'23	$1,083,230	$1,169,954	$1,072,271	$1,082,878
'23	$1,073,498	$1,143,499	$1,062,444	$1,066,086
'23	$1,084,747	$1,168,871	$1,074,248	$1,082,575
'23	$1,084,945	$1,166,201	$1,070,973	$1,077,439
'23	$1,081,799	$1,156,095	$1,069,773	$1,071,092
'23	$1,087,652	$1,167,676	$1,074,543	$1,077,701
'23	$1,090,099	$1,172,295	$1,076,680	$1,080,172
'23	$1,089,231	$1,155,418	$1,077,701	$1,077,308
'23	$1,082,767	$1,121,554	$1,073,239	$1,066,650
'23	$1,084,170	$1,112,010	$1,076,033	$1,068,011
'23	$1,104,858	$1,182,602	$1,091,572	$1,094,671
'23	$1,115,449	$1,210,088	$1,098,126	$1,105,126
'24	$1,116,974	$1,203,908	$1,097,421	$1,102,747
'24	$1,118,581	$1,205,454	$1,099,111	$1,103,962
'24	$1,119,030	$1,205,416	$1,098,551	$1,102,079
'24	$1,118,388	$1,190,487	$1,098,429	$1,097,912
'24	$1,118,865	$1,186,995	$1,101,089	$1,097,277
'24	$1,127,396	$1,205,189	$1,107,174	$1,106,045
'24	$1,137,037	$1,216,174	$1,114,280	$1,115,595
'24	$1,145,569	$1,225,766	$1,121,374	$1,126,531
'24	$1,151,884	$1,237,881	$1,125,044	$1,132,440
'24	$1,146,601	$1,219,831	$1,121,386	$1,125,994
'24	$1,151,828	$1,240,903	$1,125,958	$1,131,706
'24	$1,150,032	$1,222,837	$1,125,737	$1,127,718
'25	$1,156,338	$1,228,966	$1,131,460	$1,133,563
'25	$1,161,674	$1,241,151	$1,136,054	$1,140,527
'25	$1,160,912	$1,220,117	$1,137,104	$1,139,147
'25	$1,159,038	$1,210,287	$1,135,298	$1,134,746
'25	$1,165,508	$1,211,064	$1,140,628	$1,142,923
'25	$1,173,238	$1,218,604	$1,146,393	$1,151,126
'25	$1,177,365	$1,216,143	$1,151,891	$1,159,943
'25	$1,183,878	$1,226,713	$1,156,451	$1,167,082
'25	$1,188,178	$1,255,121	$1,156,834	$1,168,646
'25	$1,188,839	$1,270,688	$1,155,753	$1,167,035

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	3.68%	1.80%	1.74%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg 1-Year General Obligation Index	3.06%	1.57%	1.46%
Bloomberg 3-Year (2-4) Municipal Bond Index	3.64%	1.27%	1.56%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 130,403,979
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 253,396
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	130,403,979
Number of Portfolio Holdings	124
Portfolio Turnover Rate (%)	64
Total Net Advisory Fees Paid ($)	253,396
Modified Duration to Worst	2.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	76%
General Obligation Bonds	13%
Lease Obligations	10%
Variable Rate Demand Notes	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	47%
A	27%
BBB	9%
BB	2%
Not Rated	2%

Top Five State Allocations

Holdings	% of Net Assets
Texas	15%
New York	9%
Michigan	7%
Pennsylvania	7%
California	6%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]